Related Party Transactions - Additional Information (Detail) - USD ($)						2 Months Ended	5 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Mar. 10, 2021	Jan. 29, 2021	Mar. 31, 2021	Jun. 30, 2021	Feb. 08, 2021
Due to related parties, current							$ 5,300
Stock Issued During Period, Value, Issued for Services						$ 0
Proceeds from sale of Private Placement Shares	$ 11,326,880					$ 11,326,880	407,339,180
Sponser [Member]
Maximum Borrowing Capacity								$ 300,000
Line of Credit Facility, Current Borrowing Capacity							$ 5,300
Founder shares [Member]
Stock Issued During Period, Shares, Issued for Services					10,000,000
Stock Issued During Period, Value, Issued for Services					$ 25,000
Class A Common Stock
Stock Issued During Period, Shares, New Issues			41,634,412
Class A Common Stock | Triggering Events Stock Trading Price One [Member]
Conversion of share, price per share						$ 20.00
Class A Common Stock | Triggering Events Stock Trading Price Two [Member]
Conversion of share, price per share						25.00
Class A Common Stock | Triggering Events Stock Trading Price Three [Member]
Conversion of share, price per share						$ 30.00
Class A Common Stock | Private Placement
Stock Issued During Period, Shares, New Issues	32,688		1,100,000			1,132,688
Shares issued, price per share	$ 10.00		$ 10.00			$ 10.00
Proceeds from sale of Private Placement Shares	$ 326,880		$ 11,000,000
Class A Common Stock | Forward Purchase Agreement [Member]
Sale of stock, number of shares issued in transaction	1,000,000
Sale of stock, price per share	$ 10.00					$ 10.00
Sale of stock, consideration received per transaction	$ 10,000,000
Class A Common Stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues		16,344,118	1,634,412
Shares issued, price per share			$ 10.00
Class B Common Stock
Stock Issued During Period, Shares, Issued for Services				120,000
Stock Issued During Period, Value, Issued for Services				$ 300
Class B Founder Shares [Member]
Stock Issued During Period, Shares, Issued for Services					5,000,000
Percent of stock convertible							15.00%
Class K Founder Shares
Stock Issued During Period, Shares, Issued for Services					5,000,000
Percent of stock convertible							30.00%